Quarterly Holdings Report
for
Fidelity Advisor® Industrials Fund
October 31, 2021
AFCY-NPRT1-1221
1.809093.118
Common Stocks - 99.9%
	Shares	Value ($)
Aerospace & Defense - 10.4%
Aerospace & Defense - 10.4%
Axon Enterprise, Inc. (a)	13,900	2,501,444
General Dynamics Corp.	18,400	3,730,600
HEICO Corp. Class A	10,900	1,369,912
Howmet Aerospace, Inc.	640,600	19,019,414
Raytheon Technologies Corp.	62,900	5,589,294
The Boeing Co. (a)	107,600	22,276,428
TransDigm Group, Inc. (a)	18,114	11,299,875
Triumph Group, Inc. (a)	269,771	5,516,817
		71,303,784
Air Freight & Logistics - 0.2%
Air Freight & Logistics - 0.2%
FedEx Corp.	100	23,553
GXO Logistics, Inc. (a)	14,738	1,308,734
United Parcel Service, Inc. Class B	1,000	213,470
		1,545,757
Building Products - 4.8%
Building Products - 4.8%
Johnson Controls International PLC	260,100	19,083,537
Trane Technologies PLC	17,535	3,172,608
Zurn Water Solutions Corp. (b)	282,200	10,238,216
		32,494,361
Commercial Services & Supplies - 6.3%
Diversified Support Services - 2.5%
Copart, Inc. (a)	109,500	17,004,255
Environmental & Facility Services - 3.8%
Casella Waste Systems, Inc. Class A (a)	17,700	1,534,944
GFL Environmental, Inc. (b)	458,400	18,863,160
Tetra Tech, Inc.	800	140,528
Waste Connections, Inc. (United States)	42,200	5,739,622
		26,278,254
TOTAL COMMERCIAL SERVICES & SUPPLIES		43,282,509
Construction & Engineering - 3.9%
Construction & Engineering - 3.9%
AECOM (a)	15,600	1,066,572
Willscot Mobile Mini Holdings (a)	735,400	25,555,150
		26,621,722
Electrical Equipment - 12.9%
Electrical Components & Equipment - 12.9%
Acuity Brands, Inc.	82,738	16,996,867
AMETEK, Inc.	258,534	34,229,902
Generac Holdings, Inc. (a)	25,000	12,464,000
nVent Electric PLC	567,800	20,128,510
Regal Rexnord Corp.	30,123	4,588,637
		88,407,916
Electronic Equipment & Components - 1.2%
Electronic Equipment & Instruments - 1.2%
Teledyne Technologies, Inc. (a)	18,400	8,265,648
Industrial Conglomerates - 16.3%
Industrial Conglomerates - 16.3%
General Electric Co.	204,912	21,489,121
Honeywell International, Inc.	114,694	25,074,402
Roper Technologies, Inc.	132,332	64,560,813
		111,124,336
Machinery - 16.3%
Industrial Machinery - 16.3%
Chart Industries, Inc. (a)	8,900	1,579,928
Crane Co.	235,180	24,289,390
Dover Corp.	18,400	3,111,072
Evoqua Water Technologies Corp. (a)	96,600	4,040,778
Fortive Corp.	397,275	30,077,690
IDEX Corp.	32,000	7,122,240
Ingersoll Rand, Inc.	709,500	38,142,720
ITT, Inc.	29,451	2,770,456
		111,134,274
Professional Services - 6.2%
Human Resource & Employment Services - 1.8%
TriNet Group, Inc. (a)	123,443	12,498,604
Research & Consulting Services - 4.4%
Clarivate Analytics PLC (a)	536,100	12,571,545
CoStar Group, Inc. (a)	185,500	15,962,275
Exponent, Inc.	11,300	1,297,240
		29,831,060
TOTAL PROFESSIONAL SERVICES		42,329,664
Road & Rail - 15.1%
Railroads - 5.0%
CSX Corp.	150,800	5,454,436
Norfolk Southern Corp.	68,691	20,129,898
Union Pacific Corp.	36,979	8,926,731
		34,511,065
Trucking - 10.1%
J.B. Hunt Transport Services, Inc.	99,753	19,670,294
Old Dominion Freight Lines, Inc.	61,700	21,061,295
Saia, Inc. (a)	53,900	16,851,296
XPO Logistics, Inc. (a)	129,838	11,140,100
		68,722,985
TOTAL ROAD & RAIL		103,234,050
Software - 0.1%
Application Software - 0.1%
HireRight Holdings Corp.	31,700	602,300
Trading Companies & Distributors - 6.2%
Trading Companies & Distributors - 6.2%
Herc Holdings, Inc.	147,180	26,792,647
United Rentals, Inc. (a)	32,900	12,472,719
WESCO International, Inc. (a)	21,400	2,772,584
		42,037,950
TOTAL COMMON STOCKS (Cost $544,039,266)		682,384,271

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	1,450,274	1,450,564
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	14,098,732	14,100,142
TOTAL MONEY MARKET FUNDS (Cost $15,550,706)		15,550,706

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $559,589,972)	697,934,977
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(15,030,815)
NET ASSETS - 100.0%	682,904,162

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	7,140,324	33,242,323	38,932,083	318	-	-	1,450,564	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	-	19,344,192	5,244,050	450	-	-	14,100,142	0.0%
Total	7,140,324	52,586,515	44,176,133	768	-	-	15,550,706

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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